                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07503

Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY JAPAN FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the six month period ended November 30, 2004

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2004

                                                     MORGAN
                                                    STANLEY
                                                    CAPITAL      LIPPER
                                              INTERNATIONAL       JAPAN
                                               (MSCI) JAPAN       FUNDS
 CLASS A    CLASS B    CLASS C    CLASS D          INDEX(1)    INDEX(2)
   3.25%      2.80%      2.84%      3.35%             4.89%       0.44%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS
Activity in the global markets slowed during the six-month period ended November 30, 2004, largely as a result of the rising price of oil and a number of geopolitical uncertainties, especially the presidential election in the United States. Investors also became somewhat apprehensive about the state of China's economy, as a lack of transparency in that government's monetary policy contributed to uncertainty about whether that country's economy was headed for a hard landing.

The Japanese market generally weakened from July to October, partly as a result of the same forces affecting the global equity markets. Japanese stocks also suffered from mixed domestic economic data during the period, as the slowdown in China had a hampering effect on the Japanese economy. Subsequently, the Japanese market underperformed the G7 (Group of Seven) larger economy countries. Because many observers had become accustomed to rapid economic recovery during 2003 and most of 2004, the slower economic growth late in the period caught many investors off guard and led to a consensus that Japan might be past its cyclical peak.

During November, the Japanese stock market was underpinned by the steady performance of the U.S. stock market, especially in the wake of the presidential election and the generally favorable corporate profit results in relation to the six months ending September. In late November, however, the Japanese market's momentum was limited by the appreciation of the yen relative to the U.S. dollar.

PERFORMANCE ANALYSIS
Morgan Stanley Japan Fund underperformed the Morgan Stanley Capital International (MSCI) Japan Index and outperformed the Lipper Japan Funds Index for the six months ended November 30, 2004, assuming no deduction of applicable sales charges. The Fund's relative performance during the period was hurt in part by its orientation toward exporters, especially within the technology hardware and equipment sector. This emphasis was detrimental to the Fund, as currency movement in November had an adverse impact on the performance of export-oriented sectors. Among the individual securities that were a drag on the Fund, NEC disappointed investors with its shrinking domestic market share in the cell phone business, which had investors suspicious about their global business expansion strategy. Ricoh missed earnings expectations and revised downward its forecasts due to costs associated with tactical business realignments. Relative performance also suffered from the Fund's zero weighting to banks.

While these positions led to its relative underperformance, the Fund's overall stock selections were generally positive for it, especially in capital goods and software services. In the capital goods sector, Daikin Industries and Daifuku showed strong profit growth, thanks to their well-focused business exposures in Asia as well as Europe. Mitsubishi Corp., a prestigious trading company, was able to benefit from rising energy prices during the period. In software, Nintendo gained, as it sold twice as many of its new game consoles as expected. The company was rewarded by investors for focusing more on shareholder value and paying increased dividends during the period. In addition, the Fund's increased exposure to the materials sector was beneficial, as a number of materials stocks saw strong performance. Among them, Kaneka, Daicel Chemical and Mitsubishi Chemical made gains, as they saw improving pricing power in their select product line-ups.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

   TOP 10 HOLDINGS

   Toyota Motor Corp.                                3.1%
   Matsushita Electric Industrial Co., Ltd.          3.1
   Canon, Inc.                                       3.0
   Nissan Motor Co., Ltd.                            2.9
   Toshiba Corp.                                     2.5
   Ricoh Co., Ltd.                                   2.5
   Nintendo Co., Ltd.                                2.5
   Fujitsu Ltd.                                      2.4
   Hitachi, Ltd.                                     2.4
   Mitsubishi Corp.                                  2.3

   TOP FIVE INDUSTRIES

   Electronic Equipment/Instruments                 16.4%
   Motor Vehicles                                    9.2
   Industrial Machinery                              7.9
   Chemicals: Specialty                              6.3
   Electronics/Appliances                            5.1

DATA AS OF NOVEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND FOR TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON OR PREFERRED STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES THAT ARE LOCATED IN JAPAN. A COMPANY WILL BE CONSIDERED LOCATED IN JAPAN IF (i) IT IS ORGANIZED UNDER THE LAWS OF JAPAN AND HAS ITS PRINCIPAL OFFICE IN JAPAN, (ii) IT DERIVES 50 PERCENT OR MORE OF ITS REVENUES FROM BUSINESSES IN JAPAN OR (iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A JAPANESE STOCK EXCHANGE. UP TO 25 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN JAPANESE STOCKS THAT ARE NOT TRADED ON THE "FIRST" (I.E., PRINCIPAL) SECTIONS OF THE THREE MAIN JAPANESE EXCHANGES (THE TOKYO, OSAKA AND NAGOYA EXCHANGES).

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS
EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES
A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED NOVEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2004

                       CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                      (SINCE 07/28/97)      (SINCE 04/26/96)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                           JPNAX                 JPNBX                 JPNCX                 JPNDX

1 YEAR                           16.59%(3)             15.59%(3)             15.80%(3)             16.72%(3)
                                 10.47(4)              10.59(4)              14.80(4)                 --

5 YEARS                          (5.94)(3)             (6.80)(3)             (6.78)(3)             (5.84)(3)
                                 (6.95)(4)             (7.17)(4)             (6.78)(4)                --

SINCE INCEPTION                  (2.19)(3)             (3.57)(3)             (3.01)(3)             (2.00)(3)
                                 (2.91)(4)             (3.57)(4)             (3.01)(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF CERTAIN COMPANIES TRADED ON THE JAPANESE STOCK MARKET, IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER JAPAN FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER JAPAN FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 - 11/30/04.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    BEGINNING          ENDING           EXPENSES PAID
                                                                  ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                  -------------     -------------      ---------------
                                                                                                         06/01/04 -
                                                                    06/01/04          11/30/04            11/30/04
                                                                  -------------     -------------      ---------------
CLASS A
Actual (3.25% return)                                              $ 1,000.00        $ 1,032.50           $    8.92
Hypothetical (5% annual return before expenses)                    $ 1,000.00        $ 1,016.29           $    8.85

CLASS B
Actual (2.80% return)                                              $ 1,000.00        $ 1,028.00           $   12.71
Hypothetical (5% annual return before expenses)                    $ 1,000.00        $ 1,012.53           $   12.61

CLASS C
Actual (2.84% return)                                              $ 1,000.00        $ 1,028.40           $   12.71
Hypothetical (5% annual return before expenses)                    $ 1,000.00        $ 1,012.53           $   12.61

CLASS D
Actual (3.35% return)                                              $ 1,000.00        $ 1,033.50           $    7.65
Hypothetical (5% annual return before expenses)                    $ 1,000.00        $ 1,017.55           $    7.59

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.75%, 2.50%, 2.50% AND 1.50% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (99.0%)
               AUTO PARTS: O.E.M. (1.1%)
      55,000   NIFCO Inc.                                           $    843,771
                                                                    ------------
               BUILDING PRODUCTS (1.0%)
     134,000   Sanwa Shutter Corp.                                       749,432
                                                                    ------------
               CHEMICALS: MAJOR
               DIVERSIFIED (1.5%)
     374,000   Mitsubishi Chemical Corp.                               1,114,846
                                                                    ------------
               CHEMICALS: SPECIALTY (6.3%)
     210,000   Daicel Chemical
                Industries, Ltd.                                       1,162,249
     340,000   Denki Kagaku Kogyo
                Kabushiki Kaisha                                       1,102,631
     158,000   Kaneka Corp.                                            1,730,498
     119,000   Shin-Etsu Polymer Co., Ltd.                               739,489
                                                                    ------------
                                                                       4,734,867
                                                                    ------------
               COMMERCIAL PRINTING/
               FORMS (1.8%)
      70,000   Dai Nippon Printing Co., Ltd.                           1,045,344
      25,000   Nissha Printing Co., Ltd.                                 308,525
                                                                    ------------
                                                                       1,353,869
                                                                    ------------
               COMPUTER PERIPHERALS (1.2%)
      82,700   Mitsumi Electric Co., Ltd.                                917,015
                                                                    ------------
               COMPUTER PROCESSING
               HARDWARE (2.4%)
     292,000   Fujitsu Ltd.                                            1,837,227
                                                                    ------------
               ELECTRIC UTILITIES (1.6%)
      48,900   Tokyo Electric Power
                Co., Inc.                                              1,168,016
                                                                    ------------
               ELECTRICAL PRODUCTS (1.3%)
     190,000   Furukawa Electric Co., Ltd.*                              942,713
                                                                    ------------
               ELECTRONIC COMPONENTS (2.1%)
      21,900   TDK Corp.                                               1,571,424
                                                                    ------------
               ELECTRONIC DISTRIBUTORS (1.0%)
      34,700   Ryosan Co., Ltd.                                          783,353
                                                                    ------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (16.4%)
      44,400   Canon, Inc.                                          $  2,224,527
      98,500   Casio Computer Co., Ltd.                                1,355,224
      18,200   Kyocera Corp.                                           1,281,192
     158,000   Matsushita Electric Industrial
                Co., Ltd.                                              2,348,752
     253,000   NEC Corp.                                               1,397,777
     106,000   Ricoh Co., Ltd.                                         1,877,309
     444,000   Toshiba Corp.                                           1,883,950
                                                                    ------------
                                                                      12,368,731
                                                                    ------------
               ELECTRONICS/APPLIANCES (5.1%)
      49,200   Fuji Photo Film Co., Ltd.                               1,729,333
      22,100   Rinnai Corp.                                              556,845
      43,000   Sony Corp.                                              1,565,686
                                                                    ------------
                                                                       3,851,864
                                                                    ------------
               ENGINEERING &
               CONSTRUCTION (2.3%)
      54,000   Kyudenko Corp.                                            265,307
      20,000   Maeda Road Construction
                Co., Ltd.                                                147,199
     173,000   Obayashi Corp.                                          1,075,056
      33,000   Sanki Engineering Co., Ltd.                               228,139
                                                                    ------------
                                                                       1,715,701
                                                                    ------------
               FINANCE/RENTAL/LEASING (1.8%)
      70,900   Hitachi Capital Corp.                                   1,380,275
                                                                    ------------
               FOOD RETAIL (1.7%)
      47,000   FamilyMart Co., Ltd.                                    1,312,021
                                                                    ------------
               FOOD: MEAT/FISH/DAIRY (1.1%)
      62,000   Nippon Meat Packers, Inc.                                 802,466
                                                                    ------------
               FOOD: SPECIALTY/CANDY (0.7%)
      38,900   House Foods Corp.                                         554,096
                                                                    ------------
               HOME BUILDING (3.0%)
     167,000   Sekisui Chemical Co., Ltd.                              1,096,145
     102,000   Sekisui House, Ltd.                                     1,126,071
                                                                    ------------
                                                                       2,222,216
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (2.4%)
     274,000   Hitachi, Ltd.                                        $  1,774,522
                                                                    ------------
               INDUSTRIAL MACHINERY (7.9%)
     144,000   Amada Co., Ltd.                                           725,663
     138,000   Daifuku Co., Ltd.                                         817,361
      58,100   Daikin Industries Ltd.                                  1,534,440
      29,900   Fuji Machine Mfg. Co., Ltd.                               284,513
      72,000   Fujitec Co., Ltd.                                         369,822
     489,000   Mitsubishi Heavy
                Industries, Ltd.                                       1,400,670
     223,000   Tsubakimoto Chain Co.                                     796,815
                                                                    ------------
                                                                       5,929,284
                                                                    ------------
               INDUSTRIAL SPECIALTIES (1.5%)
      42,000   Lintec Corp.                                              587,242
     161,000   Toyo Ink Manufacturing
                Co., Ltd.                                                569,026
                                                                    ------------
                                                                       1,156,268
                                                                    ------------
               MAJOR
               TELECOMMUNICATIONS (1.5%)
         255   Nippon Telegraph &
                Telephone Corp.                                        1,143,898
                                                                    ------------
               METAL FABRICATIONS (1.1%)
     198,000   Minebea Co., Ltd.                                         795,922
                                                                    ------------
               MISCELLANEOUS
               MANUFACTURING (1.5%)
      83,200   Kurita Water Industries Ltd.                            1,156,027
                                                                    ------------
               MOTOR VEHICLES (9.2%)
     210,100   Nissan Motor Co., Ltd.                                  2,213,404
      78,100   Suzuki Motor Corp.                                      1,409,728
      62,700   Toyota Motor Corp.                                      2,349,956
      63,500   Yamaha Motor Co., Ltd.                                    929,163
                                                                    ------------
                                                                       6,902,251
                                                                    ------------
               MOVIES/ENTERTAINMENT (0.7%)
      34,300   TOHO Co., Ltd.                                            549,519
                                                                    ------------
               OTHER TRANSPORTATION (0.5%)
      39,000   Mitsubishi Logistics Corp.                                363,152
                                                                    ------------
               PHARMACEUTICALS: MAJOR (1.6%)
      62,000   Sankyo Co., Ltd.                                     $  1,213,030
                                                                    ------------
               PHARMACEUTICALS: OTHER (4.4%)
      31,300   Ono Pharmaceutical Co., Ltd.                            1,644,169
      45,000   Yamanouchi Pharmaceutical
                Co., Ltd.                                              1,642,878
                                                                    ------------
                                                                       3,287,047
                                                                    ------------
               RAILROADS (2.0%)
         275   East Japan Railway Co.                                  1,511,312
                                                                    ------------
               REAL ESTATE DEVELOPMENT (1.4%)
      93,000   Mitsubishi Estate Co., Ltd.                             1,051,995
                                                                    ------------
               RECREATIONAL PRODUCTS (3.9%)
      15,400   Nintendo Co., Ltd.                                      1,851,170
      79,200   Yamaha Corp.                                            1,117,367
                                                                    ------------
                                                                       2,968,537
                                                                    ------------
               SEMICONDUCTORS (1.1%)
       8,900   Rohm Co., Ltd.                                            849,471
                                                                    ------------
               TEXTILES (1.4%)
      92,000   Nisshinbo Industries, Inc.                                629,770
     100,000   Teijin Ltd.                                               429,168
                                                                    ------------
                                                                       1,058,938
                                                                    ------------
               WHOLESALE DISTRIBUTORS (3.5%)
      32,100   Hitachi High-Technologies
                Corp.                                                    445,080
     137,900   Mitsubishi Corp.                                        1,744,671
      55,000   Nagase & Co., Ltd.                                        435,236
                                                                    ------------
                                                                       2,624,987
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $54,638,958)                                    74,560,063
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                             VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (0.4%)
               REPURCHASE AGREEMENT
$        266   Joint repurchase agreement
                account 2.06% due
                12/01/04 (dated 11/30/04;
                proceeds $266,015) (a)
                (COST $266,000)                                     $    266,000
                                                                    ------------
TOTAL INVESTMENTS
 (COST $54,904,958) (b)                                   99.4%       74,826,063
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                               0.6           462,117
                                                         -----      ------------
NET ASSETS                                               100.0%     $ 75,288,180
                                                         =====      ============

----------
    *   NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $20,368,693 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $447,588, RESULTING IN NET UNREALIZED APPRECIATION OF $19,921,105.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT NOVEMBER 30, 2004:

   CONTRACT       IN EXCHANGE      DELIVERY      UNREALIZED
  TO DELIVER          FOR            DATE       APPRECIATION
-------------------------------------------------------------
JPY 16,304,526    $   158,419      12/01/04     $        108

CURRENCY ABBREVIATION:

JPY   Japanese Yen.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

                                                            PERCENT OF
INDUSTRY                                       VALUE        NET ASSETS
-----------------------------------------------------------------------
Electronic Equipment/
 Instruments                               $ 12,368,731       16.4%
Motor Vehicles                                6,902,251        9.2
Industrial Machinery                          5,929,284        7.9
Chemicals: Specialty                          4,734,867        6.3
Electronics/Appliances                        3,851,864        5.1
Pharmaceuticals: Other                        3,287,047        4.4
Recreational Products                         2,968,537        3.9
Wholesale Distributors                        2,624,987        3.5
Home Building                                 2,222,216        3.0
Computer Processing
 Hardware                                     1,837,227        2.4
Industrial Conglomerates                      1,774,522        2.4
Engineering & Construction                    1,715,701        2.3
Electronic Components                         1,571,424        2.1
Railroads                                     1,511,312        2.0
Finance/Rental/Leasing                        1,380,275        1.8
Commercial Printing/Forms                     1,353,869        1.8
Food Retail                                   1,312,021        1.7
Pharmaceuticals: Major                        1,213,030        1.6
Electric Utilities                         $  1,168,016        1.6%
Industrial Specialties                        1,156,268        1.5
Miscellaneous Manufacturing                   1,156,027        1.5
Major Telecommunications                      1,143,898        1.5
Chemicals: Major Diversified                  1,114,846        1.5
Textiles                                      1,058,938        1.4
Real Estate Development                       1,051,995        1.4
Electrical Products                             942,713        1.3
Computer Peripherals                            917,015        1.2
Semiconductors                                  849,471        1.1
Auto Parts: O.E.M.                              843,771        1.1
Food: Meat/Fish/Dairy                           802,466        1.1
Metal Fabrications                              795,922        1.1
Electronic Distributors                         783,353        1.0
Building Products                               749,432        1.0
Food: Specialty/Candy                           554,096        0.7
Movies/Entertainment                            549,519        0.7
Other Transportation                            363,152        0.5
Repurchase Agreement                            266,000        0.4
                                           ------------       ----
                                           $ 74,826,063*      99.4%
                                           ============       ====

----------
   * DOES NOT INCLUDE AN OPEN FORWARD FOREIGN CURRENCY CONTRACT WITH UNREALIZED APPRECIATION OF $108.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $54,904,958)                 $   74,826,063
Unrealized appreciation on an open forward foreign currency contract              108
Cash                                                                           11,824
Receivable for:
  Dividends                                                                   266,894
  Shares of beneficial interest sold                                          188,301
  Investments sold                                                            158,312
Prepaid expenses and other assets                                              25,411
                                                                       --------------
    TOTAL ASSETS                                                           75,476,913
                                                                       --------------
LIABILITIES:
Payable for:
  Distribution fee                                                             59,169
  Investment advisory fee                                                      56,995
  Shares of beneficial interest redeemed                                        6,800
  Administration fee                                                            4,891
Accrued expenses and other payables                                            60,878
                                                                       --------------
    TOTAL LIABILITIES                                                         188,733
                                                                       --------------
    NET ASSETS                                                         $   75,288,180
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                        $  124,177,884
Net unrealized appreciation                                                19,939,859
Accumulated net investment loss                                            (1,078,030)
Accumulated net realized loss                                             (67,751,533)
                                                                       --------------
    NET ASSETS                                                         $   75,288,180
                                                                       ==============
CLASS A SHARES:
Net Assets                                                             $    4,283,311
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                     585,695
    NET ASSET VALUE PER SHARE                                          $         7.31
                                                                       ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                    $         7.71
                                                                       ==============
CLASS B SHARES:
Net Assets                                                             $   52,732,179
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   7,562,139
    NET ASSET VALUE PER SHARE                                          $         6.97
                                                                       ==============
CLASS C SHARES:
Net Assets                                                             $   14,408,580
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   2,090,008
    NET ASSET VALUE PER SHARE                                          $         6.89
                                                                       ==============
CLASS D SHARES:
Net Assets                                                             $    3,864,110
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                     521,865
    NET ASSET VALUE PER SHARE                                          $         7.40
                                                                       ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $26,880 foreign withholding tax)                                       $   357,120
Interest                                                                                       6,755
                                                                                         -----------
    TOTAL INCOME                                                                             363,875
                                                                                         -----------

EXPENSES
Investment advisory fee                                                                      388,714
Distribution fee (Class A shares)                                                              5,037
Distribution fee (Class B shares)                                                            272,778
Distribution fee (Class C shares)                                                             64,247
Transfer agent fees and expenses                                                              94,443
Professional fees                                                                             28,434
Registration fees                                                                             27,955
Shareholder reports and notices                                                               27,297
Custodian fees                                                                                17,181
Administration fee                                                                             4,891
Trustees' fees and expenses                                                                      561
Other                                                                                         31,696
                                                                                         -----------
    TOTAL EXPENSES                                                                           963,234
                                                                                         -----------
    NET INVESTMENT LOSS                                                                     (599,359)
                                                                                         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                                                5,723,741
Foreign exchange transactions                                                                (14,338)
                                                                                         -----------
    NET REALIZED GAIN                                                                      5,709,403
                                                                                         -----------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                               (3,428,063)
Translation of other assets and liabilities denominated in foreign currencies                 37,552
                                                                                         -----------
    NET DEPRECIATION                                                                      (3,390,511)
                                                                                         -----------
    NET GAIN                                                                               2,318,892
                                                                                         -----------
NET INCREASE                                                                             $ 1,719,533
                                                                                         ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX      FOR THE YEAR
                                                                               MONTHS ENDED        ENDED
                                                                            NOVEMBER 30, 2004   MAY 31, 2004
                                                                            -----------------   ------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                          $     (599,359)    $   (960,074)
Net realized gain                                                                 5,709,403          758,514
Net change in unrealized appreciation                                            (3,390,511)      26,864,654
                                                                             --------------     ------------

    NET INCREASE                                                                  1,719,533       26,663,094

Net increase (decrease) from transactions in shares of beneficial interest      (21,457,602)       8,803,200
                                                                             --------------     ------------

    NET INCREASE (DECREASE)                                                     (19,738,069)      35,466,294

NET ASSETS:
Beginning of period                                                              95,026,249       59,559,955
                                                                             --------------     ------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $1,078,030
AND $478,671, RESPECTIVELY)                                                  $   75,288,180     $ 95,026,249
                                                                             ==============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), or Morgan Stanley Asset & Investment Trust Management Co., Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.87% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisor, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a management fee accrued daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Adviser, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $155,486 for the six months ended November 30, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the

"Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,380,714 at November 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,118, $33,338 and $887, respectively and received $25,489 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2004 aggregated $1,610,464 and $20,729,471, respectively.

For the six months ended November 30, 2004, the Fund incurred $2,247 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Advisor, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $4,000.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                      FOR THE SIX                        FOR THE YEAR
                                                      MONTHS ENDED                          ENDED
                                                    NOVEMBER 30, 2004                    MAY 31, 2004
                                           ---------------------------------   ---------------------------------
                                                       (UNAUDITED)
                                                 SHARES            AMOUNT            SHARES            AMOUNT
                                           ---------------   ---------------   ---------------   ---------------
CLASS A SHARES
Sold                                               170,246   $     1,212,910         6,069,849   $    34,070,317
Redeemed                                          (126,786)         (898,497)       (6,435,335)      (36,285,548)
                                           ---------------   ---------------   ---------------   ---------------
Net increase (decrease)-- Class A                   43,460           314,413          (365,486)       (2,215,231)
                                           ---------------   ---------------   ---------------   ---------------
CLASS B SHARES
Sold                                               423,201         2,905,989         2,847,475        18,158,186
Redeemed                                        (1,155,157)       (7,853,170)       (2,314,124)      (14,512,962)
                                           ---------------   ---------------   ---------------   ---------------
Net increase (decrease)-- Class B                 (731,956)       (4,947,181)          533,351         3,645,224
                                           ---------------   ---------------   ---------------   ---------------
CLASS C SHARES
Sold                                               419,809         2,842,940         2,767,350        16,413,067
Redeemed                                           (67,068)         (448,944)       (2,321,989)      (13,900,390)
                                           ---------------   ---------------   ---------------   ---------------
Net increase -- Class C                            352,741         2,393,996           445,361         2,512,677
                                           ---------------   ---------------   ---------------   ---------------
CLASS D SHARES
Sold                                               133,062           975,826         2,750,754        17,012,941
Redeemed                                        (2,874,404)      (20,194,656)       (1,843,596)      (12,152,411)
                                           ---------------   ---------------   ---------------   ---------------
Net increase (decrease)-- Class D               (2,741,342)      (19,218,830)          907,158         4,860,530
                                           ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in Fund                 (3,077,097)  $   (21,457,602)        1,520,384   $     8,803,200
                                           ===============   ===============   ===============   ===============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the Fund had a net capital loss carryforward of $44,787,336 of which $33,023,787 will expire on May 31, 2007, $5,950,251 will expire on May 31, 2011 and $5,813,298 will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the

Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY JAPAN FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                                    MONTHS ENDED       --------------------------------------------------------
                                                  NOVEMBER 30, 2004      2004        2003        2002        2001        2000
                                                  -----------------    --------    --------    --------    --------    --------
                                                     (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $       7.08      $   4.95    $   6.38    $   7.83    $  10.13    $   7.57
                                                     ------------      --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment loss++                                     (0.03)        (0.05)      (0.03)      (0.06)      (0.08)      (0.10)
  Net realized and unrealized gain (loss)                    0.26          2.18       (1.40)      (1.39)      (2.22)       2.66
                                                     ------------      --------    --------    --------    --------    --------
Total income (loss) from investment
 operations                                                  0.23          2.13       (1.43)      (1.45)      (2.30)       2.56
                                                     ------------      --------    --------    --------    --------    --------

Net asset value, end of period                       $       7.31      $   7.08    $   4.95    $   6.38    $   7.83    $  10.13
                                                     ============      ========    ========    ========    ========    ========

TOTAL RETURN+                                                3.25%(1)     43.03%     (22.41)%    (18.52)%    (22.78)%     33.25%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     1.75%(2)      1.80%       2.00%       1.82%       1.55%       1.54%
Net investment loss                                         (0.87)%(2)    (0.70)%     (0.93)%     (1.00)%     (0.85)%     (0.79)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $      4,283      $  3,839    $  4,493    $  1,914    $  2,092    $  5,314
Portfolio turnover rate                                         2%(1)        33%         95%         14%         12%         35%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX                      FOR THE YEAR ENDED MAY 31,
                                                    MONTHS ENDED       --------------------------------------------------------
                                                  NOVEMBER 30, 2004      2004        2003        2002        2001        2000
                                                  -----------------    --------    --------    --------    --------    --------
                                                     (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $       6.78      $   4.79    $   6.21    $   7.70    $  10.08    $   7.58
                                                     ------------      --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment loss++                                     (0.05)        (0.09)      (0.09)      (0.11)      (0.15)      (0.17)
  Net realized and unrealized gain (loss)                    0.24          2.08       (1.33)      (1.38)      (2.23)       2.67
                                                     ------------      --------    --------    --------    --------    --------
Total income (loss) from investment operations               0.19          1.99       (1.42)      (1.49)      (2.38)       2.50
                                                     ------------      --------    --------    --------    --------    --------

Net asset value, end of period                       $       6.97      $   6.78    $   4.79    $   6.21    $   7.70    $  10.08
                                                     ============      ========    ========    ========    ========    ========

TOTAL RETURN+                                                2.80%(1)     41.54%     (22.87)%    (19.35)%    (23.61)%     32.28%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     2.50%(2)      2.56%       2.76%       2.57%       2.38%       2.33%
Net investment loss                                         (1.62)%(2)    (1.46)%     (1.69)%     (1.75)%     (1.67)%     (1.58)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $     52,732      $ 56,197    $ 37,160    $ 61,562    $104,574    $210,006
Portfolio turnover rate                                         2%(1)        33%         95%         14%         12%         35%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX                       FOR THE YEAR ENDED MAY 31,
                                                    MONTHS ENDED       --------------------------------------------------------
                                                  NOVEMBER 30, 2004      2004        2003        2002        2001        2000
                                                  -----------------    --------    --------    --------    --------    --------
                                                     (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $       6.70      $   4.73    $   6.14    $   7.62    $   9.96    $   7.49
                                                     ------------      --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment loss++                                     (0.05)        (0.09)      (0.08)      (0.11)      (0.14)      (0.17)
  Net realized and unrealized gain (loss)                    0.24          2.06       (1.33)      (1.37)      (2.20)       2.64
                                                     ------------      --------    --------    --------    --------    --------
Total income (loss) from investment
 operations                                                  0.19          1.97       (1.41)      (1.48)      (2.34)       2.47
                                                     ------------      --------    --------    --------    --------    --------

Net asset value, end of period                       $       6.89      $   6.70    $   4.73    $   6.14    $   7.62    $   9.96
                                                     ============      ========    ========    ========    ========    ========

TOTAL RETURN+                                                2.84%(1)     41.65%     (22.96)%    (19.42)%    (23.49)%     32.10%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     2.50%(2)      2.56%       2.76%       2.57%       2.32%       2.33%
Net investment loss                                         (1.62)%(2)    (1.46)%     (1.69)%     (1.75)%     (1.61)%     (1.58)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $     14,409      $ 11,638    $  6,109    $  4,304    $  6,221    $ 10,792
Portfolio turnover rate                                         2%(1)        33%         95%         14%         12%         35%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     FOR THE SIX                       FOR THE YEAR ENDED MAY 31,
                                                     MONTHS ENDED      --------------------------------------------------------
                                                  NOVEMBER 30, 2004      2004        2003        2002        2001        2000
                                                  -----------------    --------    --------    --------    --------    --------
                                                     (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $       7.16      $   5.01    $   6.43    $   7.89    $  10.22    $   7.62
                                                     ------------      --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment loss++                                     (0.03)        (0.03)      (0.04)      (0.05)      (0.06)      (0.08)
  Net realized and unrealized gain
   (loss)                                                    0.27          2.18       (1.38)      (1.41)      (2.27)       2.68
                                                     ------------      --------    --------    --------    --------    --------
Total income (loss) from investment
 operations                                                  0.24          2.15       (1.42)      (1.46)      (2.33)       2.60
                                                     ------------      --------    --------    --------    --------    --------

Net asset value, end of period                       $       7.40      $   7.16    $   5.01    $   6.43    $   7.89    $  10.22
                                                     ============      ========    ========    ========    ========    ========

TOTAL RETURN+                                                3.35%(1)     42.91%     (22.08)%    (18.50)%    (22.80)%     33.25%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                     1.50%(2)      1.56%       1.76%       1.57%       1.38%       1.33%
Net investment loss                                         (0.62)%(2)    (0.46)%     (0.69)%     (0.75)%     (0.67)%     (0.58)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                           $      3,864      $ 23,353    $ 11,797    $ 14,856    $ 23,646    $ 16,887
Portfolio turnover rate                                         2%(1)        33%         95%         14%         12%         35%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD
Mitchell M. Merin
PRESIDENT
Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER
Joseph J. McAlinden
VICE PRESIDENT
Barry Fink
VICE PRESIDENT
Amy R. Doberman
VICE PRESIDENT
Carsten Otto
CHIEF COMPLIANCE OFFICER
Stefanie V. Chang
VICE PRESIDENT
Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER
Thomas F. Caloia
VICE PRESIDENT
Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

38420RPT-RA05-00029P-Y11/04

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      JAPAN FUND

                                                               SEMIANNUAL REPORT
                                                               NOVEMBER 30, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005